SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements, which include the accounts of the Company and those of its wholly owned subsidiaries and variable interest entities, are unaudited and have been prepared on a basis substantially consistent with the Company’s audited financial statements and notes as of and for the year ended June 30, 2025 included in the Company’s Annual Report on Form 10-K (the “2025 Form 10-K”). These unaudited condensed consolidated financial statements are prepared in conformity with accounting principles generally accepted (“GAAP”) in the United States of America (“U.S. GAAP”) and follow the requirements of the SEC for interim reporting. In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting only of adjustments of a normal and recurring nature) considered necessary for a fair statement of its financial position, operating results and cash flows for the periods presented. The condensed consolidated balance sheet at June 30, 2025 has been derived from audited consolidated financial statements, but does not contain all of the footnote disclosures from the 2025 Form 10-K. The results of the Company’s operations for any interim period are not necessarily indicative of the results of the Company’s operations for any other interim period or for a full fiscal year. The statements should be read in conjunction with the audited consolidated financial statements and related notes included in the 2025 Form 10-K as filed with SEC on October 23, 2025.

Basis of Presentation These accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the years presented. Significant accounting estimates reflected in the Company’s condensed consolidated financial statements include the useful lives of plant and equipment, impairment of long-lived assets (including intangible assets), allowance for expected credit losses, revenue recognition, share based compensation, classification of warrants, deferred taxes and uncertain tax position.

The inputs into the management’s judgments and estimates consider the geopolitical tension, inflationary and high-interest rate environment and other macroeconomic factors on the Company’s critical and significant accounting estimates. Actual results could differ from these estimates.

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the years presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of plant and equipment, impairment of long-lived assets (including intangible assets), allowance for expected credit losses, revenue recognition, share based compensation, deferred taxes and uncertain tax position.

The inputs into the management’s judgments and estimates consider the geopolitical tension, inflationary and high-interest rate environment and other macroeconomic factors on the Company’s critical and significant accounting estimates. Actual results could differ from these estimates.

Basis of Consolidation

Basis of Consolidation

The unaudited condensed consolidated financial statements include the financial statements of Verde Resources, Inc. and its subsidiaries. All significant inter-company balances and transactions within the Company and its subsidiaries have been eliminated upon consolidation. The Company accounts for acquisitions in accordance with guidance found in Accounting Standards Codification (“ASC”) 805, Business Combinations. The guidance requires consideration given, including contingent consideration, assets acquired, and liabilities assumed to be valued at their fair market values at the acquisition date.

Basis of Consolidation

The consolidated financial statements include the financial statements of Verde Resources, Inc. and its subsidiaries. All significant inter-company balances and transactions within the Company and its subsidiaries have been eliminated upon consolidation. The Company accounts for acquisitions in accordance with guidance found in Accounting Standards Codification (“ASC”) 805, Business Combinations. The guidance requires consideration given, including contingent consideration, assets acquired, and liabilities assumed to be valued at their fair market values at the acquisition date.

Segment Reporting

Segment Reporting

During the fiscal year ended June 30, 2025, the Company reassessed its segment reporting conclusions in accordance with ASC Topic 280 and determined that it operates as a single operating and reportable segment. This reassessment reflects changes in how the business is managed and how financial information is reviewed by the Company’s Chief Operating Decision Maker (“CODM”).

The Company’s CODM is the Chief Executive Officer, who reviews financial information on a consolidated basis, including revenue, operating expenses and net income (loss), when evaluating operating performance and allocating resources. The CODM uses net income (loss) as the primary measure of performance and uses revenue as the primary measure for allocating resources.

This conclusion reflects the increased integration of the Company’s operations, including centralized decision-making, shared resources, and alignment of strategic objectives across the organization. In prior periods, the Company had evaluated its operations as potentially comprising multiple segments based on earlier organizational structures and the CODM had used sales and operating income (loss) as the primary measures of segment profit or loss to assess performance and make resource allocation decisions. The CODM assessed those metrics and compared actuals to budgeted and forecasted values to evaluate segment operating performance and allocate resources to the operating segments.

As a result of these changes, management now evaluates performance and allocates resources on a consolidated basis.

This change did not impact the Company’s consolidated financial statements but may affect the comparability of segment-related disclosures between periods. See Note 4 – Business Segment Information for additional information.

Segment Reporting

During the fiscal year ended June 30, 2025, the Company reassessed its segment reporting conclusions in accordance with ASC Topic 280 and determined that it operates as a single operating and reportable segment. This reassessment reflects changes in how the business is managed and how financial information is reviewed by the Company’s Chief Operating Decision Maker (“CODM”).

The Company’s CODM is the Chief Executive Officer, who reviews financial information on a consolidated basis, including revenue, operating expenses and net income (loss), when evaluating operating performance and allocating resources. The CODM uses net income (loss) as the primary measure of performance and uses revenue as the primary measure for allocating resources.

This conclusion reflects the increased integration of the Company’s operations, including centralized decision-making, shared resources, and alignment of strategic objectives across the organization. In prior periods, the Company had evaluated its operations as potentially comprising multiple segments based on earlier organizational structures and the CODM had used sales and operating income as the primary measures of segment profit or loss to assess performance and make resource allocation decisions. The CODM assessed those metrics and compared actuals to budgeted and forecasted values to evaluate segment operating performance and allocate resources to the operating segments.

As a result of these changes, management now evaluates performance and allocates resources on a consolidated basis.

This change did not impact the Company’s consolidated financial statements but may affect the comparability of segment-related disclosures between periods. See Note 3 – Business Segment Information for additional information.

Concentration of Credit Risk

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and cash equivalents, short-term investments and accounts receivable. The Company maintains its cash and cash equivalents and short-term investments with high-credit-quality financial institutions. At times, such balances may exceed federally insured limits. The Company monitors the creditworthiness of financial institutions and counterparties and believes its exposure to credit risk is not significant.

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and cash equivalents, deposit with banks and accounts receivable. The Company places its cash and cash equivalents and bank deposits with financial institutions of high credit worthiness. At times, its cash and cash equivalents and bank deposits with a particular financial institution may exceed any applicable government insurance limits. The Company’s management plans to assess the financial strength and credit worthiness of any parties to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

Risks and Uncertainties

Risks and Uncertainties

The Company’s operations in the supply of net zero road constructions and building materials are subject to significant risks and uncertainties, including financial, operational, technological, and other risks associated with a production operation for renewable commodities, including the potential risk of business failure.

Risks and Uncertainties

The Company newly operates in the supply of net zero road constructions and building materials are subject to significant risks and uncertainties, including financial, operational, technological, and other risks associated with a production operation for renewable commodities, including the potential risk of business failure.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are carried at cost and represent cash in banks, money market funds, which are readily convertible to known amounts of cash and that mature within three months or less from the date of purchase, which, in the opinion of management, are subject to an insignificant risk of loss in value. The Company had $2,129,576 and $1,021,112 in cash and cash equivalents at March 31, 2026 and June 30, 2025.

At March 31, 2026, and June 30, 2025, cash and cash equivalents consisted of petty cash on hand and cash in banks.

Cash and Cash Equivalents

Cash and cash equivalents are carried at cost and represent cash in banks, money market funds, which are readily convertible to known amounts of cash and that mature within three months or less from the date of purchase, which, in the opinion of management, are subject to an insignificant risk of loss in value. The Company had $1,021,112 and $279,137 in cash and cash equivalents at June 30, 2025 and 2024.

At June 30, 2025, and 2024, cash and cash equivalents consisted of petty cash on hand and cash in banks.

Deposits with Banks

Deposits with Banks

Deposits held for investments that are not debt securities are included in short-term investments in the consolidated balance sheets. Investments in time deposits with original maturities of more than three months but remaining maturities of less than one year are considered short-term investments. Investments held with the intent to reinvest or hold for longer than a year, or with remaining maturities of one year or more, are considered long-term investments.

Accounts Receivable

Accounts Receivable

Accounts receivable are recognized and carried at amortized cost. The Company maintains an allowance for expected credit loss to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a client’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances. An allowance for doubtful accounts will be recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging, ongoing business relation and other factors. Accounts are written off after exhaustive efforts at collection. If accounts receivable are to be provided for, or written off, they would be recognized in the unaudited condensed consolidated statement of operations within operating expenses. As of March 31, 2026, and June 30, 2025, the longest credit term for certain customers are 30 to 90 days.

At March 31, 2026, and June 30, 2025, there has been no allowance for expected credit loss for accounts receivable, and for other receivables, the allowance for expected credit loss amounted to $34,728 and $33,939 respectively. There was no allowance for expected credit loss for the three and nine months ended March 31, 2026 and 2025.

Accounts Receivables

Accounts receivables are recognized and carried at amortized cost. The Company maintains an allowance for expected credit loss to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a client’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances. An allowance for doubtful accounts will be recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging, ongoing business relation and other factors. Accounts are written off after exhaustive efforts at collection. If accounts receivable are to be provided for, or written off, they would be recognized in the consolidated statement of operations within operating expenses. As of June 30, 2025, and 2024, the longest credit term for certain customers are 60 to 90 days.

At June 30, 2025 and 2024, the allowance for expected credit loss for accounts receivables amounted to $0 and $27,481 respectively, and for other receivables amounted to $33,939 and $29,842 respectively.

Expected Credit Loss

Expected Credit Loss

The Company accounts for expected credit losses in accordance with ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASC Topic 326 requires entities to use a current expected credit loss (“CECL”) methodology to estimate lifetime expected credit losses for certain financial assets measured at amortized cost, including accounts receivable and other financial instruments. The CECL methodology generally results in earlier recognition of credit losses than the previous incurred loss model.

The Company maintains an allowance for expected credit losses based on a combination of quantitative and qualitative factors, including historical loss experience, customer-specific credit risk, aging of receivables, current economic conditions and reasonable and supportable forecasts of future conditions.

Management applies significant judgment in identifying relevant risk factors, evaluating the impact of macroeconomic conditions, including inflation, interest rates and geopolitical uncertainty, and determining the appropriate expected loss rates. Changes in these assumptions or economic conditions could materially affect the timing and amount of credit loss provisions recognized in future periods.

No allowance for expected credit losses on accounts receivable was recognized during the nine months ended March 31, 2026 and 2025.

Expected Credit Loss

The Company accounts for expected credit losses in accordance with ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASC Topic 326 requires entities to use a current expected credit loss (“CECL”) methodology to estimate lifetime expected credit losses for certain financial assets measured at amortized cost, including accounts receivable and other financial instruments. The CECL methodology generally results in earlier recognition of credit losses than the previous incurred loss model. The Company maintains an allowance for expected credit losses based on a combination of quantitative and qualitative factors, including historical loss experience, customer-specific credit risk, aging of receivables, current economic conditions and reasonable and supportable forecasts of future conditions. Management applies significant judgment in identifying relevant risk factors, evaluating the impact of macroeconomic conditions, including inflation, interest rates and geopolitical uncertainty, and determining the appropriate expected loss rates. Changes in these assumptions or economic conditions could materially affect the timing and amount of credit loss provisions recognized in future periods.

No allowance for expected credit losses on accounts receivable was recognized for the financial years ended June 30, 2025 and 2024.

Inventories

Inventories

Inventories are stated at the lower of cost or market value (net realizable value), with cost being determined on a first-in-first-out method. Cost of raw materials include cost of materials and incidental costs in bringing the inventory to its current location. Costs of finished goods, on the other hand include material, labor and overhead costs. The Company provides inventory allowances based on excess and obsolete inventories determined principally by customer demand.

As of March 31, 2026, and June 30, 2025, there was no write down and no write off of inventories.

Inventories

Inventories are stated at the lower of cost or market value (net realizable value), cost being determined on a first-in-first-out method. Cost of raw materials include cost of materials and incidental costs in bringing the inventory to its current location. Costs of finished goods, on the other hand include material, labor and overhead costs. The Company provides inventory allowances based on excess and obsolete inventories determined principally by customer demand.

As of June 30, 2025, and 2024, the write down of inventories amounted to $0 and $15,587 respectively, and inventories written off amounted to $0 and $5,978 respectively.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Plant and machinery	5-10 years
Office equipment	3 years
Computers	5 years
Motor vehicles	5 years
Furniture and fittings	5 years
Renovation	10 years

The estimated useful lives and depreciation methodology reflect management’s judgment based on historical experience, the nature of the assets, anticipated usage, and technological and economic factors. The Company periodically reviews the estimated useful lives of its property, plant and equipment and revises such estimates when events or changes in circumstances indicate that the estimates may no longer be appropriate.

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and improvements that substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any resulting gain or loss is recognized in the unaudited condensed consolidated statements of income (loss) and other comprehensive income (loss) in other income or expenses.

The Company also evaluates property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. See Note 8 for details of property, plant and equipment and related depreciation expense.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Land and buildings	3-27.5 years
Plant and machinery	5-10 years
Office equipment	3 years
Computers	5 years
Motor vehicles	5 years
Furniture and fittings	5 years
Renovation	10 years

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

The estimated useful lives and depreciation methodology reflect management’s judgment based on historical experience, the nature of the assets, anticipated usage, and technological and economic factors. The Company periodically reviews the estimated useful lives of its property, plant and equipment and revises such estimates when events or changes in circumstances indicate that the estimates may no longer be appropriate.

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

The Company also evaluates property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. See Note 7 for details of property, plant and equipment and related depreciation expense.

Depreciation and Impairment of Plant and Machinery

●	Depreciation expense for the years ended June 30, 2025 and 2024: $248,940 and $417,517, respectively

●	As of June 30 2025, and 2024:

○	Impairment losses: $137,632 and $134,042, respectively, and plant and machinery

○	Write-offs: $0 and $3,979, respectively

Intangible Assets

Intangible Assets and Impairment of Long-Lived Assets

The Company accounts for intangible assets in accordance with ASC Topic 350, Intangibles—Goodwill and Other, and accounts for impairment of long-lived assets in accordance with ASC Topic 360, Impairment or Disposal of Long-Lived Assets.

Intangible assets acquired from third parties are initially measured at fair value. Indefinite-lived intangible assets are not amortized and are evaluated for impairment at least annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired.

In accordance with ASC Topic 360, Impairment or Disposal of Long-Lived Assets, the Company evaluates long-lived assets, including property, plant and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset or asset group to the estimated undiscounted future cash flows expected to result from the use and eventual disposition of the asset. If the carrying amount exceeds the estimated undiscounted future cash flows, an impairment loss is recognized based on the excess of the carrying amount over the asset’s fair value.

To evaluate indefinite-lived intangible assets for impairment under ASC Topic 350, Intangibles—Goodwill and Other, the Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the asset is less than its carrying amount. Alternatively, the Company may bypass the qualitative assessment and perform a quantitative impairment test. The qualitative assessment considers factors including business performance, market conditions, macroeconomic trends, strategic plans, recent market transactions and projected future cash flows.

If a quantitative assessment is performed, the fair value of the indefinite-lived intangible asset is compared to its carrying amount. Fair value is generally determined using discounted cash flow models, appraised values or other valuation techniques, as appropriate, and requires management to make significant estimates and assumptions, including projected revenues, operating margins, future cash flows and discount rates. If the carrying amount exceeds fair value, an impairment loss is recognized for the excess carrying value.

These estimates are inherently subjective and sensitive to changes in assumptions and market conditions. Actual results or changes in estimates could result in material impairment charges in future periods. See Note 9 for details of intangible assets and related impairment write offs.

Intangible Assets

The Company accounts for intangible assets in accordance with ASC Topic 350, Intangibles—Goodwill and Other, and accounts for impairment of long-lived assets in accordance with ASC Topic 360, Impairment or Disposal of Long-Lived Assets.

Intangible assets acquired from third parties are initially measured at fair value. Indefinite-lived intangible assets are not amortized and are evaluated for impairment at least annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired.

In accordance with ASC Topic 360, Impairment or Disposal of Long-Lived Assets, the Company evaluates long-lived assets, including property, plant and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset or asset group to the estimated undiscounted future cash flows expected to result from the use and eventual disposition of the asset. If the carrying amount exceeds the estimated undiscounted future cash flows, an impairment loss is recognized based on the excess of the carrying amount over the asset’s fair value.

To evaluate indefinite-lived intangible assets for impairment under ASC Topic 350, Intangibles—Goodwill and Other, the Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the asset is less than its carrying amount. Alternatively, the Company may bypass the qualitative assessment and perform a quantitative impairment test. The qualitative assessment considers factors including business performance, market conditions, macroeconomic trends, strategic plans, recent market transactions and projected future cash flows.

If a quantitative assessment is performed, the fair value of the indefinite-lived intangible asset is compared to its carrying amount. Fair value is generally determined using discounted cash flow models, appraised values or other valuation techniques, as appropriate, and requires management to make significant estimates and assumptions, including projected revenues, operating margins, future cash flows and discount rates. If the carrying amount exceeds fair value, an impairment loss is recognized for the excess carrying value.

These estimates are inherently subjective and sensitive to changes in assumptions and market conditions. Actual results or changes in estimates could result in material impairment charges in future periods. See Note 8 for details of intangible assets and related impairment write offs.

As of June 30, 2025, and 2024, the Company did not record an impairment on the intangible assets.

Assets Held for Sale

Assets Held for Sale

The Company classifies assets as held-for-sale (“disposal group”) in the period when all of the relevant criteria to be classified as held for sale are met. These criteria include management’s commitment to sell the disposal group in its present condition and the sale being deemed probable of being completed within one year. Assets held for sale are reported at the lower of their carrying value or fair value less cost to sell. The fair values of disposal groups are estimated using accepted valuation techniques, including indicative listing prices. The Company considers historical experience, guidance received from third parties, and all information available at the time the estimates are made to derive fair value. Any loss resulting from the measurement is recognized in the period when the held for sale criteria are met. The Company assesses the fair value of a disposal group, less any costs to sell, each reporting period it remains classified as held for sale and reports any subsequent changes as an adjustment to the carrying value of the disposal group, as long as the new carrying value does not exceed the initial carrying value of the disposal group. Assets held-for-sale are not amortized or depreciated.

Assets Held for Sale

The Company classifies assets as held-for-sale (“disposal group”) in the period when all of the relevant criteria to be classified as held for sale are met. These criteria include management’s commitment to sell the disposal group in its present condition and the sale being deemed probable of being completed within one year. Assets held for sale are reported at the lower of their carrying value or fair value less cost to sell. The fair values of disposal groups are estimated using accepted valuation techniques, including indicative listing prices. The Company considers historical experience, guidance received from third parties, and all information available at the time the estimates are made to derive fair value. Any loss resulting from the measurement is recognized in the period when the held for sale criteria are met. The Company assesses the fair value of a disposal group, less any costs to sell, each reporting period it remains classified as held for sale and reports any subsequent changes as an adjustment to the carrying value of the disposal group, as long as the new carrying value does not exceed the initial carrying value of the disposal group. Assets held-for-sale are not amortized or depreciated.

The impairment loss on assets held for sale for the years ended June 30, 2025 and 2024 was $5,866 and $0 respectively.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with the provisions of ASC Topic 360, Impairment or Disposal of Long-Lived Assets, all long-lived assets such as property, plant and equipment owned and held by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

Advance to Supplier

Advance to Supplier

Advance to supplier is provided for the provision of goods and services and they are secured either by a security deposit or a legally enforceable right to recover.

As of June 30, 2025, and 2024, the Company recorded a write-off of $0 and $177,200 respectively.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Revenue Recognition

Revenue Recognition

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”), which establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers.

The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfils its obligations under each of its agreements:

●	identify the contract with a customer;

●	identify the performance obligations in the contract;

●	determine the transaction price;

●	allocate the transaction price to performance obligations in the contract; and

●	recognize revenue as the performance obligation is satisfied.

Revenue is recognized when the Company satisfies its performance obligation under the contract by transferring the promised product to its customer that obtains control of the product and collection is reasonably assured. A performance obligation is a promise in a contract to transfer a distinct product or service to a customer. Most of the Company’s contracts have a single performance obligation, as the promise to transfer products or services is not separately identifiable from other promises in the contract and, therefore, not distinct. Accordingly, the transaction price is allocated in its entirety to the single performance obligation and recognized upon its fulfilment.

The Company considers customer order confirmations, whether formal or otherwise, to be a contract with the customer. In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled.

The Company also follows the guidance provided in ASC 606, Revenue from Contracts with Customers, for determining whether the Company is the principal or an agent in arrangements with customers that involve another party that contributes to the provision of goods to a customer. In these instances, the Company determines whether it has promised to provide the goods itself (as principal) or to arrange for the specified goods to be provided by another party (as an agent). This determination is a matter of judgment that depends on the facts and circumstances of each arrangement. As such, the Company derives its revenue from the sale of products and services in its role as a principal.

Revenue Recognition

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”), which establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers.

The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfils its obligations under each of its agreements:

●	identify the contract with a customer;
●	identify the performance obligations in the contract;
●	determine the transaction price;
●	allocate the transaction price to performance obligations in the contract; and
●	recognize revenue as the performance obligation is satisfied.

Revenue is recognized when the Company satisfies its performance obligation under the contract by transferring the promised product to its customer that obtains control of the product and collection is reasonably assured. A performance obligation is a promise in a contract to transfer a distinct product or service to a customer. Most of the Company’s contracts have a single performance obligation, as the promise to transfer products or services is not separately identifiable from other promises in the contract and, therefore, not distinct. Accordingly, the transaction price is allocated in its entirety to the single performance obligation and recognized upon its fulfilment.

The Company considers customer order confirmations, whether formal or otherwise, to be a contract with the customer. In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled.

The Company also follows the guidance provided in ASC 606, Revenue from Contracts with Customers, for determining whether the Company is the principal or an agent in arrangements with customers that involve another party that contributes to the provision of goods to a customer. In these instances, the Company determines whether it has promised to provide the goods itself (as principal) or to arrange for the specified goods to be provided by another party (as an agent). This determination is a matter of judgment that depends on the facts and circumstances of each arrangement. As such the Company derives its revenue from the sale of products and services in its role as a principal.

Rental income	Rental income Rental income is recognized on a straight-line basis over the term of the respective lease agreement.	Rental income Rental income is recognized on a straight line basis over the term of the respective lease agreement.
Cost of Revenue	Cost of Revenue Cost of revenue consists primarily of the cost of goods sold, which are directly attributable to the sales of products.	Cost of Revenue Cost of revenue consists primarily of the cost of goods sold, which are directly attributable to the sales of products.
Leases

Leases

The Company determines if an arrangement is a lease or contains a lease at inception. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. The Company uses rate implicit in the lease to determine the present value of future lease payments to determine the present value of future lease payments. Operating lease right-of-use (“ROU assets”) assets represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the lease liability. Lease expense is recognized on a straight-line basis over the lease term. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC Topic 360, Property, Plant, and Equipment, as ROU assets are long-lived non-financial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU assets are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.

The Company recognized no impairment of ROU assets as of March 31, 2026, and June 30, 2025.

The operating lease is included in operating lease right-of-use assets and operating lease liabilities as current and non-current liabilities in the unaudited condensed consolidated balance sheets as of March 31, 2026, and June 30, 2025.

Leases that transfer substantially all the rewards and risks of ownership to the lessee, other than legal title, are accounted for as finance leases. Substantially all of the risks or benefits of ownership are deemed to have been transferred if any one of the five criteria is met: (i) transfer of ownership to the lessee at the end of the lease term, (ii) the lease containing a bargain purchase option, (iii) the lease term exceeding 75% of the estimated economic life of the leased asset, (iv) the present value of the minimum lease payments exceeding 90% of the fair value and (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. At the inception of a finance lease, the Company as the lessee records an asset and an obligation at an amount equal to the present value of the minimum lease payments. The leased asset is amortized over the shorter of the lease term or its estimated useful life if title does not transfer to us, while the leased asset is depreciated in accordance with our depreciation policy if the title is to eventually transfer to us. The periodic rent payments made during the lease term are allocated between a reduction in the obligation and interest element using the effective interest method in accordance with the provisions of ASC Topic 842.

Leases

The Company determines if an arrangement is a lease or contains a lease at inception. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. The Company uses rate implicit in the lease to determine the present value of future lease payments to determine the present value of future lease payments. Operating lease right-of-use (“ROU assets”) assets represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the lease liability. Lease expense is recognized on a straight-line basis over the lease term. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC Topic 360, Property, Plant, and Equipment, as ROU assets are long-lived nonfinancial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU assets are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.

The Company recognized no impairment of ROU assets as of June 30, 2025, and 2024.

The operating lease is included in operating lease right-of-use assets and operating lease liabilities as current and non-current liabilities in the consolidated balance sheets at June 30, 2025 and 2024.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Leases that transfer substantially all the rewards and risks of ownership to the lessee, other than legal title, are accounted for as finance leases. Substantially all of the risks or benefits of ownership are deemed to have been transferred if any one of the five criteria is met: (i) transfer of ownership to the lessee at the end of the lease term, (ii) the lease containing a bargain purchase option, (iii) the lease term exceeding 75% of the estimated economic life of the leased asset, (iv) the present value of the minimum lease payments exceeding 90% of the fair value and v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. At the inception of a finance lease, we as the lessee records an asset and an obligation at an amount equal to the present value of the minimum lease payments. The leased asset is amortized over the shorter of the lease term or its estimated useful life if title does not transfer to us, while the leased asset is depreciated in accordance with our depreciation policy if the title is to eventually transfer to us. The periodic rent payments made during the lease term are allocated between a reduction in the obligation and interest element using the effective interest method in accordance with the provisions of ASC Topic 842.

Income Taxes

Income Taxes

The Company adopted the ASC Topic 740, Income tax provisions of paragraph 740-10-25-13, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the unaudited condensed consolidated financial statements. Under paragraph 740-10-25-13, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the unaudited condensed consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. Paragraph 740-10-25-13 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of paragraph 740-10-25-13.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying balance sheets, as well as tax credit carry-backs and carry-forwards. The Company periodically reviews the recoverability of deferred tax assets recorded on its balance sheets and provides valuation allowances as management deems necessary.

In assessing the realizability of deferred tax assets, management evaluates both positive and negative evidence, including projected future taxable income, tax planning strategies, recent financial performance, economic trends and potential changes in tax laws. Judgment is required in determining whether valuation allowances are necessary and adjustments to such valuation allowances could materially impact income tax expense or benefit in future periods. See Note 17 for details related to income taxes.

Income Taxes

The Company adopted the ASC Topic 740, Income tax provisions of paragraph 740-10-25-13, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. Under paragraph 740-10-25-13, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. Paragraph 740-10-25-13 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of paragraph 740-10-25-13.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying balance sheets, as well as tax credit carry-backs and carry-forwards. The Company periodically reviews the recoverability of deferred tax assets recorded on its balance sheets and provides valuation allowances as management deems necessary.

In assessing the realizability of deferred tax assets, management evaluates both positive and negative evidence, including projected future taxable income, tax planning strategies, recent financial performance, economic trends and potential changes in tax laws. Judgment is required in determining whether valuation allowances are necessary and adjustments to such valuation allowances could materially impact income tax expense or benefit in future periods. See Note 17 for details related to income taxes.

Uncertain Tax Positions

Uncertain Tax Positions

The Company did not take any uncertain tax positions and had no adjustments to its income tax liabilities or benefits pursuant to the ASC Topic 740 provisions of Section 740-10-25 for the three and nine months ended March 31, 2026 and 2025.

Uncertain Tax Positions

The Company did not take any uncertain tax positions and had no adjustments to its income tax liabilities or benefits pursuant to the ASC Topic 740 provisions of Section 740-10-25 for the years ended June 30, 2025, and 2024.

Foreign Currencies Translation

Foreign Currencies Translation

The Company’s reporting currency is the United States dollar (“US$”) and the accompanying unaudited condensed consolidated financial statements have been expressed in United States dollars. The Company and its subsidiaries in the United States have functional currency of US$ whereas the functional currency of the Company’s subsidiaries in Malaysia is Malaysian Ringgit (“MYR”). The functional currencies represent the primary currencies of the economic environment in which the respective companies’ operations are conducted.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the unaudited condensed consolidated statement of operations.

For reporting purposes, in accordance with ASC Topic 830 “Translation of Financial Statements”, capital accounts of the unaudited condensed consolidated financial statements are translated into United States dollars from MYR at their historical exchange rates when the capital transactions occurred. Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the respective year. The gains and losses resulting from translation of financial statements subsidiaries to the reporting currency are recorded as a separate component of accumulated other comprehensive income (loss) within the statements of changes in stockholder’s equity.

Translation of MYR into U.S. dollars has been made at the following exchange rates for the following periods:-

	March 31, 2026	March 31, 2025
Period-end MYR:US$ exchange rate	0.24806	0.22551
Average period MYR:US$ exchange rate	0.24390	0.22696

Foreign Currencies Translation

The Company’s reporting currency is the United States dollar (“US$”) and the accompanying consolidated financial statements have been expressed in United States dollars. The Company and its subsidiaries in the United States have functional currency of US$ whereas the functional currency of the Company’s subsidiaries in Malaysia is Malaysian Ringgit (“MYR”). The functional currencies represent the primary currencies of the economic environment in which the respective companies’ operations are conducted.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statement of operations.

For reporting purposes, in accordance with ASC Topic 830 “Translation of Financial Statements”, capital accounts of the consolidated financial statements are translated into United States dollars from MYR at their historical exchange rates when the capital transactions occurred. Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the respective year. The gains and losses resulting from translation of financial statements subsidiaries to the reporting currency are recorded as a separate component of accumulated other comprehensive income within the statements of changes in stockholder’s equity.

Translation of MYR into U.S. dollars has been made at the following exchange rates for the following periods:-

	June 30, 2025	June 30, 2024
Year-end MYR:US$ exchange rate	0.23650	0.21199
Annualized average MYR:US$ exchange rate	0.22874	0.21316

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC Topic 220, Comprehensive Income, establishes standards for reporting and display of comprehensive income (loss), its components and accumulated balances. Comprehensive income (loss) as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive loss, as presented in the accompanying unaudited condensed consolidated statements of changes in stockholders’ equity, consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive loss is not included in the computation of income tax expense or benefit.

Comprehensive Income

ASC Topic 220, Comprehensive Income, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income, as presented in the accompanying consolidated statements of changes in stockholders’ equity, consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Non-controlling Interest

Non-controlling Interest

The Company accounts for non-controlling interest in accordance with ASC Topic 810-10-45, which requires the Company to present non-controlling interests as a separate component of total shareholders’ equity on the unaudited condensed consolidated balance sheets and the unaudited condensed consolidated net loss attributable to the non-controlling interest being clearly identified and presented on the face of the unaudited condensed consolidated statements of operations and comprehensive loss.

Non-controlling Interest

The Company accounts for non-controlling interest in accordance with ASC Topic 810-10-45, which requires the Company to present non-controlling interests as a separate component of total shareholders’ equity on the consolidated balance sheets and the consolidated net loss attributable to the non-controlling interest be clearly identified and presented on the face of the consolidated statements of operations and comprehensive loss.

Net Loss per Share

Net Loss per Share

The Company calculates net loss per share in accordance with ASC Topic 260, Earnings per Share. Basic loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed similarly to basic net loss per share, except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common stock equivalents had been issued, if dilutive.

The Company’s share-based awards consist of shares of common stock that are legally issued, fully vested, and nonforfeitable upon grant. Accordingly, such shares are included in the weighted-average shares outstanding from the date of issuance, and there are no unvested or forfeitable awards requiring separate consideration in the calculation of basic or diluted net loss per share.

For the three and nine months ended March 31, 2026 and 2025, diluted weighted-average shares of common stock outstanding is equal to basic weighted average shares of common stock, due to the Company’s net loss position. Hence no common stock equivalents were included in the computation of diluted net loss per shares since such inclusion would have been antidilutive.

Net Loss per Share

The Company calculates net loss per share in accordance with ASC Topic 260, Earnings per Share. Basic income per share is computed by dividing the net income by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed similarly to basic net loss per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential Common Stock equivalents had been issued, if dilutive.

The Company’s share-based awards consist of common shares that are legally issued, fully vested, and nonforfeitable upon grant. Accordingly, such shares are included in the weighted-average shares outstanding from the date of issuance, and there are no unvested or forfeitable awards requiring separate consideration in the calculation of basic or diluted net loss per share.

For the years ended June 30, 2025 and 2024, diluted weighted-average common shares outstanding is equal to basic weighted average common shares, due to the Company’s net loss position. Hence no Common Stock equivalents were included in the computation of diluted net loss per shares since such inclusion would have been antidilutive.

Stock Cancellation and Reissuance Policy

Stock Cancellation and Reissuance Policy

In certain circumstances, after the Company grants fully vested and nonforfeitable share-based awards to nonemployees, the Company may enter into mutual agreements with the recipients to cancel shares associated with services not yet performed or no longer expected to be performed under the applicable arrangements. In such instances, the Company evaluates the substance of the arrangement in accordance with ASC 718-10-25-2 and ASC 718-10-35-1, which require that compensation cost be recognized based on the goods or services received. In accordance with ASC 718-10-45-3, the grant date fair value of these awards are initially recognized as prepaid share-based compensation, which is recognized as compensation expense over the period in which the related goods or services are received. When mutual agreements are concluded to cancel shares associated with services which are not performed or are no longer expected to be performed, the Company reverses the remaining balance of the prepaid share-based compensation, which represents the value of services not yet performed. There are no reversals of previously recognized share-based compensation expense relating to services already performed under the applicable arrangements.

Stock Cancellation and Reissuance Policy

In certain circumstances, after the Company grants fully vested and nonforfeitable share-based awards to nonemployees, the Company may enter into mutual agreements with the recipients to cancel shares associated with services not yet performed or no longer expected to be performed under the applicable arrangements. In such instances, the Company evaluates the substance of the arrangement in accordance with ASC 718-10-25-2 and ASC 718-10-35-1, which require that compensation cost be recognized based on the goods or services received. In accordance with ASC 718-10-45-3, the grant date fair value of these awards are initially recognized as a prepaid share-based compensation, which is recognized as compensation expense over the period in which the related goods or services are received. When mutual agreements are concluded to cancel shares associated with services which are not performed or are no longer expected to be performed, the Company reverses the remaining balance of the prepaid share-based compensation, which represents the value of services not yet performed. There are no reversals of previously recognized share-based compensation expense relating to services already performed under the applicable arrangements.

Treasury Stock Policy

Treasury Stock Policy

The Company may also, if required, cancel shares of its common stock that have been repurchased or otherwise reacquired, including shares acquired through share repurchase programs. Canceled shares are retired and removed from the issued and outstanding share count in accordance with applicable corporate law and the Company’s Articles of Incorporation.

Upon cancellation, the par value of the shares is deducted from common stock, and any excess of repurchase cost over the par value is charged against additional paid-in capital (APIC) or retained earnings, as applicable. If the original issuance price is not known or determinable, the cost is first charged to APIC to the extent available, with any remaining amount charged to retained earnings.

The Company accounts for reissuance of treasury shares in accordance with ASC 505-30 – Equity: Treasury Stock. Treasury shares may be reissued for various purposes, including the settlement of employee equity awards, acquisitions, or other corporate purposes.

If treasury shares are reissued:

●	The proceeds received upon reissuance are credited to treasury stock at the cost of the shares.

●	Any difference between the reissuance price and the cost of the treasury shares is recorded as an adjustment to APIC.

○	If the reissuance price exceeds the cost, the excess is credited to APIC.

○	If the reissuance price is less than the cost and APIC related to treasury stock transactions is insufficient to absorb the difference, the remainder is charged to Retained Earnings.

The Company uses the cost method to account for treasury stock transactions. Reissued shares are included in the number of shares issued and outstanding as of the date of reissuance.

As of the date of this Quarterly Report, there have been no Treasury Stock purchases by the Company.

Treasury Stock Policy

The Company may also, if required, cancel shares of its Common Stock that have been repurchased or otherwise reacquired, including shares acquired through share repurchase programs or forfeited under equity compensation plans. Cancelled shares are retired and removed from the issued and outstanding share count in accordance with applicable corporate law and the Company’s Articles of Incorporation.

Upon cancellation, the par value of the shares is deducted from Common Stock, and any excess of repurchase cost over the par value is charged against additional paid-in capital (APIC) or retained earnings, as applicable. If the original issuance price is not known or determinable, the cost is first charged to APIC to the extent available, with any remaining amount charged to retained earnings.

The Company accounts for reissuance of treasury shares in accordance with ASC 505-30 – Equity: Treasury Stock. Treasury shares may be reissued for various purposes, including the settlement of employee equity awards, acquisitions, or other corporate purposes.

If treasury shares are reissued:

●	The proceeds received upon reissuance are credited to treasury stock at the cost of the shares.

●	Any difference between the reissuance price and the cost of the treasury shares is recorded as an adjustment to APIC.

○	If the reissuance price exceeds the cost, the excess is credited to APIC.

○	If the reissuance price is less than the cost and APIC related to treasury stock transactions is insufficient to absorb the difference, the remainder is charged to Retained Earnings.

The Company uses the cost method to account for treasury stock transactions. Reissued shares are included in the number of shares issued and outstanding as of the date of reissuance.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

As of year-ended June 30, 2025, there have been no Treasury Stock purchases by the Company.

Stock Based Compensation Policy

Stock Based Compensation Policy

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all share-based payment arrangements related to the acquisition of goods and services from both employees and nonemployees based on the fair value of the awards at grant date.

Grant Date and Measurement

The grant date represents the date on which all key terms and conditions of the award are approved and understood by both the Company and the recipient, which generally corresponds to the date of final board approval. The fair value of share-based awards is measured based on the closing market price of the Company’s common stock on the grant date.

The Company considers stock-based compensation to be a significant accounting estimate due to the judgment involved in determining the grant date, estimating the fair value of awards, evaluating the timing and recognition of compensation expense and assessing the substance of certain share-based arrangements. Because the Company issues common stock awards that are measured based on the market price of its common stock at the grant date, changes in the timing of grant approvals, service periods and the Company’s stock price, may impact the amount and timing of compensation expense recognized in future periods.

Fully Vested and Nonforfeitable Awards

The Company issues shares that are fully vested and nonforfeitable upon grant, and the Company does not retain the ability to cancel such shares. For these awards, the recipient has an unconditional right to the shares at the grant date.

When such awards are issued to nonemployees in advance of the receipt of goods or services, the Company records prepaid share-based compensation at the grant date in accordance with ASC 718-10-45-3. The prepaid amount represents the fair value of the goods or services to be received and is recognized as compensation expense over the period in which the related goods or services are received.

For employee awards, when shares are issued in advance of the receipt of services, the Company does not recognize a prepaid asset. Instead, consistent with ASC 718-10-25 and ASC 718-10-35, compensation cost is recognized over the requisite service period as the services are rendered.

Awards Without an Established Grant Date

For certain share-based payment arrangements, the service inception date precedes the establishment of the grant date. In such cases, compensation cost is recognized based on the best estimate of the fair value of the Company’s common stock at each reporting period until the grant date is established, with a corresponding liability recorded in accordance with ASC 718.

Once the grant date is established, the cumulative compensation cost is adjusted to reflect the grant-date fair value of the award.

Recognition of Compensation Expense

Share-based compensation cost is recognized over the requisite service period for employee awards and over the service period for nonemployee awards.

Presentation Considerations

Awards that are fully vested and nonforfeitable are included in shares issued and outstanding at the grant date.

Accordingly:

●	for nonemployees - APIC, together with shares issued, is recognized at the grant date fair value of the awards, with a corresponding increase in prepaid share-based compensation, which is recognized as compensation expense over the period in which the related goods or services are received; and

●	for employees - APIC is recognized to the extent that, together with shares issued, reflect the compensation cost for the requisite service period rendered as of the reporting date. Any remaining unrecognized compensation cost is recorded in APIC over the remaining requisite service period.

The impact of such awards on earnings per share is evaluated in accordance with ASC 718-10-45-1.

Stock-Based Compensation Expense

During the three and nine months ended March 31, 2026, the Company recognized share-based compensation expense as follows:

●	Nonemployees: $106,384 and $708,367, respectively.

●	Employees: $10,848 and $128,913, respectively.

●	Directors: $8,164 and $24,855, respectively.

During the three and nine months ended March 31, 2025, the Company recognized share-based compensation expense as follows:

●	Nonemployees: $451,609 and $997,468, respectively.

●	Employees: $92,331 and $294,012, respectively.

In addition, the Company recorded $83,021 and $89,165 as accrued compensation cost for share-based arrangements for which the grant date had not yet been established as of March 31, 2026 and June 30, 2025, respectively.

Stock Based Compensation Policy

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all share-based payment arrangements related to the acquisition of goods and services from both employees and nonemployees based on the fair value of the awards at grant date.

Grant Date and Measurement

The grant date represents the date on which all key terms and conditions of the award are approved and understood by both the Company and the recipient, which generally corresponds to the date of final board approval. The fair value of share-based awards is measured based on the closing market price of the Company’s Common Stock on the grant date.

The Company considers stock-based compensation to be a significant accounting estimate due to the judgment involved in determining the grant date, estimating the fair value of awards, evaluating the timing and recognition of compensation expense and assessing the substance of certain share-based arrangements. Because the Company issues Common Stock awards that are measured based on the market price of its Common Stock at the grant date, changes in the timing of grant approvals, service periods and the Company’s stock price, may impact the amount and timing of compensation expense recognized in future periods.

Fully Vested and Nonforfeitable Awards

The Company issues shares that are fully vested and nonforfeitable upon grant, and the Company does not retain the ability to cancel such shares. For these awards, the recipient has an unconditional right to the shares at the grant date.

When such awards are issued to nonemployees in advance of the receipt of goods or services, the Company records prepaid share-based compensation at the grant date in accordance with ASC 718-10-45-3. The prepaid amount represents the fair value of the goods or services to be received and is recognized as compensation expense over the period in which the related goods or services are received.

For employee awards, when shares are issued in advance of the receipt of services, the Company does not recognize a prepaid asset. Instead, consistent with ASC 718-10-25 and ASC 718-10-35, compensation cost is recognized over the requisite service period as the services are rendered.

Awards Without an Established Grant Date

For certain share-based payment arrangements, the service inception date precedes the establishment of the grant date. In such cases, compensation cost is recognized based on the best estimate of the fair value of the Company’s Common Stock at each reporting period until the grant date is established, with a corresponding liability recorded in accordance with ASC 718.

Once the grant date is established, the cumulative compensation cost is adjusted to reflect the grant-date fair value of the award.

Recognition of Compensation Expense

Share-based compensation cost is recognized over the requisite service period for employee awards and over the service period for nonemployee awards.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Presentation Considerations

Awards that are fully vested and nonforfeitable are included in shares issued and outstanding at the grant date.

Accordingly:

●	for nonemployees - APIC, together with shares issued, is recognized at the grant date fair value of the awards, with a corresponding increase in prepaid share-based compensation, which is recognized as compensation expense over the period in which the related goods or services are received.

●	for employees - APIC is recognized to the extent that, together with shares issued, reflect the compensation cost for the requisite service period rendered as of the reporting date. Any remaining unrecognized compensation cost is recorded in APIC over the remaining requisite service period.

The impact of such awards on earnings per share is evaluated in accordance with ASC 718-10-45-1.

Stock-Based Compensation Expense

During the years ended June 30, 2025 and 2024, the Company recognized share-based compensation expense as follows:

●	Nonemployees: $1,341,373 and $252,369, respectively

●	Employees: $432,246 and $135,679, respectively

●	Directors: $5,534 and $0, respectively

In addition, the Company recorded $89,165 and $274,870 as accrued compensation cost for share-based arrangements for which the grant date had not yet been established during the years ended June 30, 2025 and 2024, respectively.

Retirement Plan Costs

Retirement Plan Costs

Contributions to retirement plans (which are defined contribution plans) are charged to general and administrative expenses in the accompanying statements of operation as the related employee service are provided.

Retirement Plan Costs

Contributions to retirement plans (which are defined contribution plans) are charged to general and administrative expenses in the accompanying statements of operation as the related employee service are provided.

Related Parties

Related Parties

The Company follows the ASC 850-10, Related Party for the identification of related parties and disclosure of related party transactions.

Pursuant to section 850-10-20 the related parties include a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of section 825-10-15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and Income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The unaudited condensed consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income (loss) statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which income (loss) statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

Related Parties

The Company follows the ASC 850-10, Related Party for the identification of related parties and disclosure of related party transactions.

Pursuant to section 850-10-20 the related parties include a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of section 825-10-15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and Income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Commitments and Contingencies

Commitments and Contingencies

The Company follows the ASC 450-20, Contingencies, to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s unaudited condensed consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Commitments and Contingencies

The Company follows the ASC 450-20, Contingencies, to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and has adopted paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by paragraph 820-10-35-37 of the FASB Accounting Standards Codification are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally unobservable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, short-term investments, loan and fee receivable, prepayments and other receivables, amounts due from related parties, accrued liabilities and other payables, loans payable, amounts due to related parties approximate their fair values because of the short maturity of these instruments.

Fair Value of Financial Instruments

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and has adopted paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by paragraph 820-10-35-37 of the FASB Accounting Standards Codification are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally unobservable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, deposits with bank, loan and fee receivable, prepayments and other receivables, amounts due from related parties, accrued liabilities and other payables, loans payable, amounts due to related parties approximate their fair values because of the short maturity of these instruments.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

During the nine months ended March 31, 2026, there have been no new, or existing, recently issued accounting pronouncements that are of significance, or potential significance, that impact the Company’s unaudited condensed consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Account Receivable and Contract Assets. This update introduces a practical expedient for all entities when estimating expected credit losses on current accounts receivable and current contract assets arising from revenue transactions accounted for under Topic 606. The expedient allows entities to assume current conditions as of the balance sheet date remain unchanged over the remaining life of the asset. The amendments are required to be applied prospectively and are effective for annual and interim periods beginning after December 15, 2025. Early adoption is permitted. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other— Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. This update provides amendments to clarify and modernize the accounting for costs incurred to develop or acquire internal-use software. The amendments address the capitalization of implementation costs by utilizing a principles-based approach and consolidates website development guidance under Subtopic 350-40. The amendments can be applied prospectively, modified prospectively, or retrospectively and are effective for annual and interim periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In September 2025, the FASB issued ASU No. 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. This update introduces a scope exception to derivative accounting for certain contracts with underlyings tied to operations or activities specific to one of the parties. Additionally, the update clarifies that share-based noncash consideration received from a customer should be accounted for under Topic 606 until the right to receive or retain the consideration becomes unconditional. The amendments can be applied prospectively or modified retrospectively and are effective for annual and interim periods beginning after December 15, 2026. While the Company has assessed that there is no significant impact to the condensed consolidated financial statements, the impact of this pronouncement on disclosures contained in notes thereto is being evaluated.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. This update clarifies the applicability, form and content, and interim disclosure requirements in ASC Topic 270 and enhances navigability of the interim reporting guidance. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public business entities and after December 15, 2028, for entities other than public business entities. Early adoption is permitted. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements,” which updates the FASB Accounting Standards Codification to clarify, correct errors, and improve the overall usability of GAAP. The improvements consist of narrow-scope amendments, technical corrections, clarification of existing guidance, and updates to clarify the appropriate scope and application of certain disclosure requirements. ASU 2025-12 is effective for annual and interim periods beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating the effect this pronouncement has had on the disclosures contained in the notes to the condensed consolidated financial statements.

The Company is currently reviewing all recently issued, but not yet effective, accounting pronouncements and is evaluating the impact of these pronouncements on the relevant disclosures. The Company believes the future adoption of any such pronouncements may not be expected to have a material impact on its financial condition or the results of its operations.

Recent Accounting Pronouncements

During the year ended June 30, 2025, there have been no new, or existing, recently issued accounting pronouncements that are of significance, or potential significance, that impact the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires the disclosure of additional segment information. The key amendments include annual and interim disclosures of significant expenses and other segment items that are regularly provided to the chief operating decision maker and included within each reported measure of profit or loss, as well as any other key measure of performance used for segment management decisions. This ASU also requires disclosure of key profitability measures used in assessing performance and how to allocate resources. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this standard for the fiscal year beginning July 1, 2024 and this standard did not have a material impact on the Company’s results of operations, cash flows, financial condition, or disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s income tax information, including jurisdictional information, by requiring consistent categories and greater disaggregation of information in both the rate reconciliation and income taxes paid disaggregated by jurisdiction. ASU No. 2023-09 is effective for annual periods beginning after December 15, 2024. The guidance is to be applied on a prospective basis with the option to apply the standard retrospectively; this ASU allows for early adoption. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In March 2024, the FASB issued ASU No. 2024-01, Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, which provides illustrative guidance to help entities determine whether profits interest and similar awards should be accounted for as share based payment arrangements within the scope of ASC 718. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025 01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In November 2024, the FASB issued ASU No. 2024-04, Induced Conversions of Convertible Debt Instruments (Topic 470), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The amendments in this update are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the effect of this pronouncement on its disclosures.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

In March 2025, the FASB issued ASU No. 2025-02, Liabilities (405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122. The amendments in this Update are effective immediately and on a fully retrospective basis to annual periods beginning after December 15, 2024. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In May 2025, the FASB issued ASU No. 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Company is currently assessing the impact this standard will have on the Company’s consolidated financial statements.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and believes the future adoption of any such pronouncements may not be expected to cause a material impact on its financial condition or the results of its operations.

Short-Term Investments

Short-Term Investments

Deposits held for investments that are not debt securities are included in short-term investments in the unaudited condensed consolidated balance sheets. Investments in short-term investments with original maturities of more than three months but remaining maturities of less than one year are considered short-term investments. Investments held with the intent to reinvest or hold for longer than a year, or with remaining maturities of one year or more, are considered long-term investments.

Warrant

Warrant

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of our control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

Equity-classified

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. Warrants classified as equity instruments are initially recognized at fair value within APIC and are not subsequently remeasured. The warrants have been assessed to meet the requirements for equity classification and accounted for as equity. Upon exercise of the warrants, the Company will record the proceeds received, together with the carrying value of the warrants, as an increase to common stock and APIC. Warrants that expire unexercised will be derecognized with no impact on the statement of operations.

Liability-classified

For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance and are remeasured at each reporting date until settlement. Changes in fair value is recognized as a component of change in fair value of warrant liability in the condensed consolidated statements of operations and as a non-cash gain or loss in the condensed consolidated statement of comprehensive loss. Transaction costs allocated to warrants that are presented as a liability are immediately expensed in the consolidated statements of operations and comprehensive loss.

No liability classified warrants have been issued as of March 31, 2026.